Financial instruments - Long-term Energy Derivative Contracts (Detail) - Cash flow hedge	Dec. 31, 2017 MWh $ / MWh
PJM Western HUB
Derivative [Line Items]
Notional quantity (MW-hrs) | MWh	688,147
Receive average prices (per MW-hr) | $ / MWh	40.40
NI HUB
Derivative [Line Items]
Notional quantity (MW-hrs) | MWh	2,926,922
Receive average prices (per MW-hr) | $ / MWh	29.26
ERCOT North HUB
Derivative [Line Items]
Notional quantity (MW-hrs) | MWh	3,330,876
Receive average prices (per MW-hr) | $ / MWh	36.46